Property, plant and equipment (Details) SFr in Thousands	9 Months Ended
Sep. 30, 2022 CHF (SFr)
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 5,116
Property, plant and equipment, end of period	4,687
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	12,666
Additions	902
Property, plant and equipment, end of period	13,568
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(7,550)
Depreciation expense	(1,331)
Property, plant and equipment, end of period	(8,881)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	157
Property, plant and equipment, end of period	137
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	263
Additions	19
Property, plant and equipment, end of period	282
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(106)
Depreciation expense	(39)
Property, plant and equipment, end of period	(145)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	440
Property, plant and equipment, end of period	378
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,756
Additions	149
Transfers	4
Property, plant and equipment, end of period	1,909
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,316)
Depreciation expense	(215)
Property, plant and equipment, end of period	(1,531)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	3,403
Additions	800
Property, plant and equipment, end of period	SFr 3,043
Percentage of increase in equipment	7.00%
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 9,142
Additions	559
Transfers	47
Property, plant and equipment, end of period	9,748
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(5,739)
Depreciation expense	(966)
Property, plant and equipment, end of period	(6,705)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	421
Property, plant and equipment, end of period	1,121
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	810
Additions	165
Transfers	646
Property, plant and equipment, end of period	1,621
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(389)
Depreciation expense	(111)
Property, plant and equipment, end of period	(500)
Assets under construction
Property, plant and equipment:
Property, plant and equipment, beginning of period	695
Property, plant and equipment, end of period	8
Assets under construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	695
Additions	10
Transfers	(697)
Property, plant and equipment, end of period	SFr 8